REVERSE STOCK SPLIT (Unaudited)	6 Months Ended
Jun. 30, 2012
REVERSE STOCK SPLIT (Unaudited) [Abstract]
REVERSE STOCK SPLIT (Unaudited)

Note 16 - REVERSE STOCK SPLIT (Unaudited)

On October 25, 2012, the Company's board of directors approved a one-for-four reverse stock split, in order to comply with the listing requirements of Nasdaq Capital Market. Such reverse stock split would immediately increase the Company's stock price and reduce the number of shares of common stock outstanding, which may affect the liquidity of the Company's common stock. The reverse stock split will be effective immediately following the effectiveness of the Company's S-1 registration statement.

The tables below give effect to the anticipated one-for-four reverse stock split:

	June 30, 2012
	Actual	As adjusted
Shares Authorized	125,000,000	125,000,000
Shares issued and outstanding	68,160,161	17,040,040

	Six Months Ended June 30, 2012	Year Ended December 31,
		2011	2010	2009
	(amounts in thousands, except share and per share data)
Net loss	$(7,081)	$(14,665)	$(3,420)	$(2,724)
Basic and diluted loss per common share	$(0.10)	$(0.24)	$(0.07)	$(0.06)
Basic and diluted common shares outstanding	68,176,882	61,439,700	49,234,528	47,658,853
As adjusted basic and diluted loss per common share	$(0.42)	$(0.95)	$(0.28)	$(0.23)
As adjusted basic and diluted common shares outstanding	17,044,220	15,359,925	12,308,632	11,914,713